September 14, 2001

           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR

FUND                                                          DATED
Pioneer International Equity Fund
(formerly Pioneer World Equity Fund)                 July 30, 2001
Pioneer Bond Fund                                    September 13, 2001
Pioneer Europe Select Fund                           December 29, 2000
Pioneer Global Financials Fund                       December 29, 2000
Pioneer Global Health Care Fund                      December 29, 2000
Pioneer Global Telecoms Fund                         December 29, 2000
Pioneer Value Fund (formerly Pioneer II)             January 30, 2001
Pioneer Mid Cap Fund                                 January 30, 2001
Pioneer Science & Technology Fund                    January 30, 2001
Pioneer Strategic Income Fund                        January 30, 2001
Pioneer Mid Cap Value Fund                           March 1, 2001
Pioneer Equity Income Fund                           March 1, 2001
Pioneer Small Company Fund                           March 1, 2001
Pioneer High Yield Fund                              March 1, 2001
Pioneer Europe Fund                                  March 1, 2001
Pioneer Tax Managed Fund                             March 1, 2001
Pioneer Emerging Markets Fund                        April 2, 2001
Pioneer International Value Fund
(formerly Pioneer International Growth Fund)         April 2, 2001
Pioneer Small Cap Value Fund
(formerly Pioneer Micro Cap Fund)                    September 6, 2001
Pioneer Cash Reserves Fund                           August 31, 2001
Pioneer America Income Trust                         May 1, 2001
Pioneer Balanced Fund                                May 1, 2001
Pioneer Tax Free Income Fund                         May 1, 2001
Pioneer Fund                                         May 1, 2001
Pioneer Real Estate Shares                           May 1, 2001
Pioneer Growth Shares                                May 1, 2001

The following supplements the information presented under the corresponding section of the Statement of Additional Information.

SALES CHARGES

ADDITIONAL PAYMENTS TO DEALERS

For Class A share and Class B share purchases made by wire order for the period from September 1, 2001 through November 30, 2001 in Monthly Accumulation Plan
(MAP) accounts, PFD will pay A. G. Edwards & Sons, Inc. 0.50% of purchases that are at least 1% of the initial amount invested in the MAP. For Class C share purchases made by wire order for the period from September 1, 2001 through November 30, 2001 in MAP accounts, PFD will pay A. G. Edwards & Sons, Inc 0.25% of purchases that are at least 1% of the initial amount invested in the MAP.